Loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Earnings Per Share [Abstract]
Net loss for the period (in thousands of euros)	€ (33,590)	€ (50,915)	€ (30,345)
Weighted average number of shares (in shares)	24,385,827,000	21,631,514,000	19,633,373,000
Basic loss per share (in euro per share)	€ (1.38)	€ (2.35)	€ (1.55)	[1]
Diluted loss per share (in euro per share)	€ (1.38)	€ (2.35)	€ (1.55)	[1]
Potential additional ordinary shares that are considered antidilutive (in shares)	475,972

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)